Organization (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 24,419,912	$ 18,628,365	$ 16,447,268	$ 14,123,849
Accounts receivable, net	30,050,506	23,689,583
Notes receivable - related party		968,277
Prepayments	1,689,835	1,277,149
Prepayment, related party	91,618
Due from related parties, net	199,994	219,051
Income taxes recoverable	527,995
Other current assets	1,959,923	1,084,929
Total current assets of VIE and its subsidiaries	58,939,783	45,867,354
Equity investments	3,491,653	3,688,676
Property and equipment, net	8,290,460	6,067,338
Deferred tax assets	486,009	313,463
Total non-current assets of VIE and its subsidiaries	12,268,122	10,069,477
Total assets of VIE and its subsidiaries	71,207,905	55,936,831
LIABILITIES
Accounts payable	610,724	495,177
Accounts payable - related parties	162,112	46,661
Deferred revenue	361,636	607,660
Wages payable	7,082,138	5,565,078
Income taxes payable	364,157	541,321
Short term loans	3,635,623	3,842,371
Total current liabilities of VIE and its subsidiaries	17,889,549	15,823,091
Total liabilities of VIE and its subsidiaries	17,889,549	15,823,091
VIE and VIE's subsidiaries [Member]
ASSETS
Cash and cash equivalents	19,093,490	12,385,075
Accounts receivable, net	30,050,506	23,689,583
Notes receivable - related party		968,277
Prepayments	1,570,522	1,217,149
Prepayment, related party	91,618
Due from related parties, net	199,994	219,051
Income taxes recoverable	516,053
Other current assets	1,957,815	1,082,350
Total current assets of VIE and its subsidiaries	53,479,998	39,561,485
Equity investments	3,491,653	3,688,676
Property and equipment, net	8,275,376	6,067,338
Deferred tax assets	486,009	313,463
Total non-current assets of VIE and its subsidiaries	12,253,038	10,069,477
Total assets of VIE and its subsidiaries	65,733,036	49,630,962
LIABILITIES
Accounts payable	610,724	495,177
Accounts payable - related parties	162,112	46,661
Accrued liabilities and other payables	5,546,553	4,657,528
Deferred revenue	361,636	607,660
Wages payable	6,851,256	5,565,078
Income taxes payable	364,157	541,321
Short term loans	3,635,623	3,842,371
Total current liabilities of VIE and its subsidiaries	17,532,061	15,755,796
Total liabilities of VIE and its subsidiaries	$ 17,532,061	$ 15,755,796